Additional Notes - Summary of Changes In Fair Value Measurement Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Level [Line Items]
Beginning balance	€ 1,009,561
Ending balance	717,200	€ 1,009,561
Financial Asset from Escrow Account
Fair Value Level [Line Items]
Beginning balance	0	0
Additions	1,854	0
Gains/(losses) recognized in other comprehensive income	0	0
Gains/(losses) recognized in profit or loss statement	47	0
Reclassification to investment in associates	0	0
Reclassification hierarchy levels	0	0
Disposals	0	0
Ending balance	1,901	0
Anti-Dilution Right HI-Bio
Fair Value Level [Line Items]
Beginning balance	9,832	0
Additions	0	10,377
Gains/(losses) recognized in other comprehensive income	0	0
Gains/(losses) recognized in profit or loss statement	(4,251)	(386)
Reclassification to investment in associates	(5,581)	(160)
Reclassification hierarchy levels	0	0
Disposals	0	0
Ending balance	0	9,832
Shares in Affiliated Companies
Fair Value Level [Line Items]
Beginning balance	0	0
Additions	0	0
Gains/(losses) recognized in other comprehensive income	6,272	0
Gains/(losses) recognized in profit or loss statement	0	0
Reclassification to investment in associates	0	0
Reclassification hierarchy levels	0	0
Disposals	(6,272)	0
Ending balance	€ 0	€ 0